K. Michael Carlton

Associate

+1.202.373.6070

Michael.carlton@morganlewis.com

VIA EDGAR

December 18, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nushares ETF Trust (File Nos. 333-212032 and 811-23161) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Nushares ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 95 to the Trust’s Registration Statement on Form N-1A (“PEA No. 95”). The purpose of PEA No. 95 is to register the Nuveen Sustainable Core ETF, Nuveen Preferred and Income ETF, Nuveen Core Plus Bond ETF, and Nuveen Ultra Short Income ETF as new series of the Trust.

If you have any questions, please do not hesitate to contact me at (202) 373-6070.

Sincerely,

/s/ K. Michael Carlton
K. Michael Carlton

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001